Basis of preparation - Additional Information (Detail)	12 Months Ended
Mar. 31, 2025 INR (₨)
Basis Of Presentation [Abstract]
Description of presentation currency	INR
Exchange rate used by the entity to translate USD to reporting currency INR	85.43